Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Common Stock Non-Voting	Common Stock Los Altos Ventures Corp.	Common Stock	Additional Paid-in Capital	Accumulated Deficit Los Altos Ventures Corp.	Accumulated Deficit	Preferred Stock Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock	Los Altos Ventures Corp.	Total
Balances at Sep. 30, 2023			$ 552	$ 3,116,972		$ (86,763,885)	$ 83,320,617			$ (83,646,361)
Balances (in Shares) at Sep. 30, 2023			5,521,098				16,710,948
Net loss						(12,897,199)				(12,897,199)
Stock-based compensation expense				1,104,446						1,104,446
Balances at Sep. 30, 2024			$ 552	4,221,418		(99,661,084)	$ 83,320,617			(95,439,114)
Balances (in Shares) at Sep. 30, 2024			5,521,098				16,710,948
Net loss						(4,600,734)				(4,600,734)
Forgiveness on convertible preferred stocks				5,000,000			$ (5,000,000)			5,000,000
Forgiveness on convertible preferred stocks (in Shares)							1,902,086
Stock-based compensation expense				361,759						361,759
Balances at Mar. 31, 2025			$ 552	9,583,177		(104,261,818)	$ 78,320,617			(94,678,089)
Balances (in Shares) at Mar. 31, 2025			5,521,098				18,613,034
Balances at Sep. 30, 2024			$ 552	4,221,418		(99,661,084)	$ 83,320,617			(95,439,114)
Balances (in Shares) at Sep. 30, 2024			5,521,098				16,710,948
Net loss						(30,986,591)				(30,986,591)
Forgiveness on convertible preferred stocks				5,000,000			$ (5,000,000)			5,000,000
Forgiveness on convertible preferred stocks (in Shares)							(1,902,086)
Issuance of preferred stock in connection with Series B-3 offering (cash)							$ 1,339,364
Issuance of preferred stock in connection with Series B-3 offering (cash) (in Shares)							214,757
Options exercised				8,916						8,916
Options exercised (in Shares)			5,050
Warrants exercised for shares			$ 80	(80)
Warrants exercised for shares (in Shares)			796,106
Issuance of preferred stock upon conversion of convertible notes							$ 36,051,824
Issuance of preferred stock upon conversion of convertible notes (in Shares)							3,971,333
Warrant liability extinguished				839,573						839,573
Stock-based compensation expense				662,448						662,448
Balances at Sep. 30, 2025			$ 632	10,732,275		(130,647,675)	$ 115,711,805			(119,914,768)
Balances (in Shares) at Sep. 30, 2025			6,322,254				18,994,952
Balances at Jun. 01, 2025
Balances (in Shares) at Jun. 01, 2025
Net loss					(33,623)				(33,623)
Issuance of common stock		$ 1,000							1,000
Issuance of common stock (in Shares)		10,000,000
Balances at Dec. 31, 2025		$ 1,000			(33,623)				(32,623)
Balances (in Shares) at Dec. 31, 2025		10,000,000
Balances at Sep. 30, 2025			$ 632	10,732,275		(130,647,675)	$ 115,711,805			(119,914,768)
Balances (in Shares) at Sep. 30, 2025			6,322,254				18,994,952
Net loss						(7,168,030)				(7,168,030)
Issuance of preferred stock in connection with Series B-3 offering (cash)							$ 3,899,698
Issuance of preferred stock in connection with Series B-3 offering (cash) (in Shares)							701,349
Options exercised
Options exercised (in Shares)			25
Warrants exercised for shares
Warrants exercised for shares (in Shares)	2,836
Conversion of preferred stock to common stock	$ 74			52,732,326			$ (52,732,795)			52,732,400
Conversion of preferred stock to common stock (in Shares)	733,811						(11,007,471)
Stock-based compensation expense				449,372						449,372
Balances at Mar. 31, 2026	$ 74	$ 1,000	$ 632	63,913,973	(40,267)	(137,815,705)	$ 66,878,708		(39,267)	(73,901,026)
Balances (in Shares) at Mar. 31, 2026	736,647	10,000,000	6,322,279				8,688,830
Balances at Dec. 31, 2025		$ 1,000			(33,623)				(32,623)
Balances (in Shares) at Dec. 31, 2025		10,000,000
Net loss					(6,644)				(6,644)
Balances at Mar. 31, 2026	$ 74	$ 1,000	$ 632	$ 63,913,973	$ (40,267)	$ (137,815,705)	$ 66,878,708		$ (39,267)	$ (73,901,026)
Balances (in Shares) at Mar. 31, 2026	736,647	10,000,000	6,322,279				8,688,830